Intangible assets, net (Details) - Schedule of intangible assets - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019
Intangible assets, net (Details) - Schedule of intangible assets [Line Items]
Acquisition cost, beginning balance	$ 346,259	$ 340,344
Additions	24,609	5,915
Disposals	(2,491)
Acquisition cost, ending period	368,377	346,259
Accumulated amortization, beginning balance	(35,294)	(28,245)
Amortization expense	(13,722)	(7,049)
Eliminated disposals
Accumulated amortization, ending period	(49,016)	(35,294)
Brand [Member]
Intangible assets, net (Details) - Schedule of intangible assets [Line Items]
Acquisition cost, beginning balance	253,000	253,000
Additions
Disposals
Acquisition cost, ending period	253,000	253,000
Customer relationships [Member]
Intangible assets, net (Details) - Schedule of intangible assets [Line Items]
Acquisition cost, beginning balance	64,000	64,000
Additions
Disposals
Acquisition cost, ending period	64,000	64,000
Accumulated amortization, beginning balance	(30,933)	(24,533)
Amortization expense	(6,400)	(6,400)
Eliminated disposals
Accumulated amortization, ending period	(37,333)	(30,933)
Software [Member]
Intangible assets, net (Details) - Schedule of intangible assets [Line Items]
Acquisition cost, beginning balance	21,651	17,135
Additions	24,333	4,516
Disposals
Acquisition cost, ending period	45,984	21,651
Accumulated amortization, beginning balance	(421)
Amortization expense	(6,675)	(421)
Eliminated disposals
Accumulated amortization, ending period	(7,096)	(421)
Brands and logo rights [Member]
Intangible assets, net (Details) - Schedule of intangible assets [Line Items]
Acquisition cost, beginning balance	7,608	6,209
Additions	276	1,399
Disposals	(2,491)
Acquisition cost, ending period	5,393	7,608
Accumulated amortization, beginning balance	(3,940)	(3,712)
Amortization expense	(647)	(228)
Eliminated disposals
Accumulated amortization, ending period	$ (4,587)	$ (3,940)